Preference shares (Narrative) (Details) - CAD ($)		12 Months Ended
	Sep. 12, 2019	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Gross proceeds from private placement		$ 415,998
Finders fees		$ 19,652
Class A Preference Shares [Member]
Disclosure of classes of share capital [line items]
Number of preference shares issued	1,089,125
Share price per share	$ 0.40
Gross proceeds from private placement	$ 435,650
Fixed dividend rate	7.00%
Preference shares, redemption period	5 years
Conversion price per share	$ 0.33
Preference shares redemption price per share	0.74
Class A Preference Shares [Member] | From date of issuance to first anniversary of issue Date [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	0.468
Class A Preference Shares [Member] | From day after first anniversary of issue date to date of second anniversary [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	0.536
Class A Preference Shares [Member] | From day after second anniversary of issue date to date of third anniversary [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	0.604
Class A Preference Shares [Member] | From day after third anniversary of issue date to date of fourth anniversary [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	0.672
Class A Preference Shares [Member] | From day after fourth anniversary of issue date to date of fifth anniversary [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	$ 0.740